Schedule of investments
InvestEd 0 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.51%
Delaware Ivy Corporate Bond Fund Class R6	62,484	$ 363,029
Delaware Ivy Government Securities Fund Class R6	2,139,510	11,253,824
Delaware Ivy Limited-Term Bond Fund Class R6	3,398,740	36,060,631
Delaware Ivy Securian Core Bond Fund Class R6	47,689	484,043
Total Affiliated Mutual Funds (cost $50,744,741)		48,161,527

Short-Term Investments — 0.48%
Money Market Mutual Fund — 0.48%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	232,403	232,403
Total Short-Term Investments (cost $232,403)		232,403
Total Value of Securities—99.99% (cost $50,977,144)		48,393,930

Receivables and Other Assets Net of Liabilities—0.01%		3,797
Net Assets Applicable to 5,051,026 Shares Outstanding—100.00%		$48,397,727
NQ-IV041 [3/22] 5/22 (2218086)    1